Income Taxes and Duties - Hydrocarbons Extraction Duty Narrative (Details) $ in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Changes in deferred tax assets and liabilities [line items]
Hydrocarbons Extraction Duty				$ 129,801,061
Cost of sales		$ 81,590,461	$ 1,380,673,789	$ 1,698,563,022	$ 1,066,650,702
Pemex Exploration and Production
Changes in deferred tax assets and liabilities [line items]
Hydrocarbons Extraction Duty	$ 17,840,810		65,399,868
Cost of sales			$ 47,559,058